UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 3.1%
Precision Castparts Corp.	5,145	$1,002,864
Rolls-Royce Holdings PLC	250,919	3,111,270
United Technologies Corp.	30,898	3,099,378

		$7,213,512
Alcoholic Beverages - 4.9%
AmBev S.A., ADR	457,011	$2,595,822
Carlsberg Group	29,998	2,613,570
Diageo PLC	84,343	2,357,026
Pernod Ricard S.A.	31,502	3,772,811

		$11,339,229
Apparel Manufacturers - 6.9%
Burberry Group PLC	139,324	$3,500,787
Compagnie Financiere Richemont S.A.	13,821	1,192,871
LVMH Moet Hennessy Louis Vuitton S.A.	28,100	5,267,943
NIKE, Inc., “B”	18,043	2,078,914
Samsonite International S.A.	595,500	1,943,443
VF Corp.	26,987	2,080,428

		$16,064,386
Automotive - 0.5%
Johnson Controls, Inc.	24,860	$1,132,622

Broadcasting - 4.4%
Discovery Communications, Inc., “A” (a)	37,747	$1,246,406
Time Warner, Inc.	32,684	2,877,499
Twenty-First Century Fox, Inc.	119,970	4,137,765
Walt Disney Co.	16,719	2,006,280

		$10,267,950
Brokerage & Asset Managers - 1.1%
Franklin Resources, Inc.	55,573	$2,531,350

Business Services - 12.7%
Accenture PLC, “A”	66,040	$6,809,384
Brenntag AG	41,676	2,317,369
Cognizant Technology Solutions Corp., “A” (a)	54,691	3,451,002
Compass Group PLC	230,659	3,692,138
Equifax, Inc.	28,162	2,876,185
Experian Group Ltd.	111,681	2,094,624
Fidelity National Information Services, Inc.	52,838	3,457,190
Fiserv, Inc. (a)	19,782	1,718,265
Intertek Group PLC	82,681	3,159,537

		$29,575,694
Chemicals - 2.8%
LyondellBasell Industries N.V., “A”	20,271	$1,902,028
Monsanto Co.	29,282	2,983,543
PPG Industries, Inc.	14,327	1,552,760

		$6,438,331

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.6%
Dassault Systemes S.A.	18,412	$1,390,597
Oracle Corp.	54,896	2,192,546

		$3,583,143
Computer Software - Systems - 2.3%
Apple, Inc.	21,197	$2,571,196
EMC Corp.	100,619	2,705,645

		$5,276,841
Construction - 0.7%
Sherwin-Williams Co.	6,104	$1,695,447

Consumer Products - 3.9%
Colgate-Palmolive Co.	67,625	$4,599,853
L’Oreal S.A.	15,536	2,906,582
Reckitt Benckiser Group PLC	16,692	1,602,864

		$9,109,299
Electrical Equipment - 6.0%
Amphenol Corp., “A”	28,589	$1,612,705
Danaher Corp.	41,315	3,782,801
Legrand S.A.	19,091	1,175,183
Mettler-Toledo International, Inc. (a)	7,544	2,546,854
Schneider Electric S.A.	12,620	881,352
W.W. Grainger, Inc.	17,450	3,990,990

		$13,989,885
Electronics - 4.6%
Microchip Technology, Inc.	49,714	$2,129,748
Samsung Electronics Co. Ltd.	1,069	1,082,566
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	209,133	4,623,931
Texas Instruments, Inc.	56,965	2,847,111

		$10,683,356
Energy - Integrated - 0.4%
BG Group PLC	47,636	$812,719

Food & Beverages - 7.9%
Chr. Hansen Holding A.S.	22,089	$1,219,067
Danone S.A.	69,730	4,724,280
M. Dias Branco S.A. Industria e Comercio de Alimentos	37,005	835,435
Mead Johnson Nutrition Co., “A”	42,597	3,765,149
Nestle S.A.	63,095	4,779,627
Want Want China Holdings Ltd.	2,913,000	3,017,348

		$18,340,906
Food & Drug Stores - 2.4%
CVS Health Corp.	37,328	$4,198,280
Sundrug Co. Ltd.	22,600	1,318,417

		$5,516,697
General Merchandise - 1.1%
Dollarama, Inc.	22,460	$1,336,935
Lojas Renner S.A.	40,139	1,276,519

		$2,613,454

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 4.1%
Alibaba Group Holding Ltd., ADR (a)	22,203	$1,739,383
Google, Inc., “A” (a)	9,954	6,544,755
Naver Corp.	2,633	1,176,823

		$9,460,961
Machinery & Tools - 1.5%
Colfax Corp. (a)	55,694	$2,124,169
Schindler Holding AG	7,628	1,229,100

		$3,353,269
Major Banks - 0.7%
Standard Chartered PLC	98,251	$1,503,957

Medical & Health Technology & Services - 0.9%
Express Scripts Holding Co. (a)	22,953	$2,067,377

Medical Equipment - 5.4%
Abbott Laboratories	51,454	$2,608,203
DENTSPLY International, Inc.	26,416	1,503,335
Sonova Holding AG	7,102	1,011,317
Thermo Fisher Scientific, Inc.	35,678	4,978,151
Waters Corp. (a)	18,179	2,426,715

		$12,527,721
Oil Services - 0.8%
Schlumberger Ltd.	22,840	$1,891,609

Other Banks & Diversified Financials - 7.0%
Credicorp Ltd.	15,959	$2,104,992
HDFC Bank Ltd.	173,200	3,002,857
Julius Baer Group Ltd.	50,317	2,783,239
MasterCard, Inc., “A”	18,697	1,821,088
Sberbank of Russia, ADR	147,205	726,089
Visa, Inc., “A”	77,242	5,819,412

		$16,257,677
Pharmaceuticals - 2.3%
Eli Lilly & Co.	16,132	$1,363,315
Roche Holding AG	14,109	4,075,155

		$5,438,470
Printing & Publishing - 0.8%
Moody’s Corp.	17,494	$1,931,862

Restaurants - 0.9%
Whitbread PLC	26,612	$2,156,893

Specialty Chemicals - 4.4%
Croda International PLC	50,916	$2,417,194
Ecolab, Inc.	29,206	3,382,347
Linde AG	6,160	1,164,294
Praxair, Inc.	16,236	1,853,177
Symrise AG	21,765	1,446,873

		$10,263,885

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.6%
AutoZone, Inc. (a)	4,804	$3,367,316
TJX Cos., Inc.	39,142	2,732,894

		$6,100,210
Total Common Stocks		$229,138,712

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,853,587	$2,853,587
Total Investments		$231,992,299

Other Assets, Less Liabilities - 0.1%		216,627
Net Assets - 100.0%		$232,208,926

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$229,138,712	$—	$—	$229,138,712
Mutual Funds	2,853,587	—	—	2,853,587
Total Investments	$231,992,299	$—	$—	$231,992,299

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,598,011 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,961,874
Gross unrealized appreciation	59,037,762
Gross unrealized depreciation	(6,007,337)
Net unrealized appreciation (depreciation)	$53,030,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,001,355	25,841,997	(23,989,765)	2,853,587

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,063	$2,853,587

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	58.2%
United Kingdom	11.4%
France	8.7%
Switzerland	6.5%
Germany	2.1%
China	2.0%
Brazil	2.0%
Taiwan	2.0%
Denmark	1.7%
Other Countries	5.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

July 31, 2015

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 64.3%
Asset-Backed & Securitized - 1.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40 (z)	$374,514	$232,303
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	442,781	469,158
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	575,815	196,600
Falcon Franchise Loan LLC, FRN, 6.948%, 1/05/23 (i)(z)	312,718	32,867
Falcon Franchise Loan LLC, FRN, 28.778%, 1/05/25 (i)(z)	108,235	26,152
First Union-Lehman Brothers Bank of America, FRN, 0.663%, 11/18/35 (i)	2,578,936	50,790
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	970,000	969,030
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.774%, 6/15/49	1,280,263	1,334,697
KKR Financial CLO Ltd., “C”, FRN, 1.724%, 5/15/21 (n)	523,730	521,200
Morgan Stanley Capital I Trust, “AM”, FRN, 5.683%, 4/15/49	1,300,000	1,354,009
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39 (i)(z)	2,280,734	11,495
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	901,903	899,747

		$6,098,048
Automotive - 2.1%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,261,754
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	1,780,000	1,781,574
General Motors Financial Co., Inc., 2.625%, 7/10/17	1,636,000	1,653,379
General Motors Financial Co., Inc., 3.45%, 4/10/22	1,984,000	1,911,465

		$6,608,172
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,082,720

Broadcasting - 0.3%
Discovery Communications, Inc., 3.45%, 3/15/25	$403,000	$379,152
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	410,000	407,677

		$786,829
Brokerage & Asset Managers - 0.3%
CME Group, Inc., 3%, 3/15/25	$1,040,000	$1,016,696

Building - 1.1%
CRH PLC, 8.125%, 7/15/18	$590,000	$689,027
Martin Marietta Materials, Inc., 4.25%, 7/02/24	1,054,000	1,065,071
Martin Marietta Materials, Inc., FRN, 1.382%, 6/30/17	1,310,000	1,305,732
Owens Corning, Inc., 4.2%, 12/15/22	194,000	197,067
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	300,000	306,750

		$3,563,647
Business Services - 0.1%
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	$200,000	$204,666
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	200,000	195,139

		$399,805
Cable TV - 1.3%
CCO Safari Il LLC, 3.579%, 7/23/20 (n)	$2,000,000	$2,005,908
Cox Communications, Inc., 3.25%, 12/15/22 (n)	1,138,000	1,080,358
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,081,906

		$4,168,172
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$200,000	$202,004
Dow Chemical Co., 8.55%, 5/15/19	1,270,000	1,544,282

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	$38,000	$38,129

		$1,784,415
Computer Software - 0.2%
Oracle Corp., 5.375%, 7/15/40	$607,000	$680,176

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	$416,000	$433,174

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$433,000	$272,790

Consumer Products - 0.5%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$490,000	$496,218
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	921,000	947,850

		$1,444,068
Consumer Services - 0.4%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$355,482
Priceline Group, Inc., 3.65%, 3/15/25	1,087,000	1,064,624

		$1,420,106
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$380,000	$433,645

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$350,225
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	970,000	958,052

		$1,308,277
Electronics - 0.2%
Lam Research Corp., 2.75%, 3/15/20	$648,000	$645,569

Emerging Market Quasi-Sovereign - 2.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$218,156
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	207,405
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	525,672
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	628,616
Gaz Capital S.A., 4.95%, 2/06/28 (n)	369,000	313,650
Instituto Costarricense, 6.375%, 5/15/43 (n)	208,000	173,160
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	707,841
Pertamina PT, 6%, 5/03/42 (n)	201,000	184,679
Petroleos Mexicanos, 5.5%, 1/21/21	542,000	586,601
Petroleos Mexicanos, 4.875%, 1/24/22	344,000	357,244
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	640,000	623,360
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	305,198
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	47,000	43,475
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	25,000	23,558
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	200,000	211,260
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	268,246	277,142
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	498,364
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	426,000	409,212
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	200,000	204,935

		$6,499,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.6%
Republic of Hungary, 5.375%, 2/21/23	$724,000	$788,740
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	211,500
Republic of Philippines, 6.375%, 10/23/34	300,000	402,750
Russian Federation, 4.875%, 9/16/23 (n)	200,000	194,500
Russian Federation, 4.875%, 9/16/23	200,000	194,500
Russian Federation, 5.625%, 4/04/42 (n)	200,000	183,400

		$1,975,390
Energy - Independent - 0.2%
EQT Corp., 4.875%, 11/15/21	$431,000	$450,828
Hess Corp., 8.125%, 2/15/19	270,000	318,687

		$769,515
Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$298,305
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	838,614
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	571,000	549,064
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	699,295
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	282,705
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	63,250

		$2,731,233
Financial Institutions - 1.2%
CIT Group, Inc., 3.875%, 2/19/19	$940,000	$944,700
General Electric Capital Corp., 6%, 8/07/19	300,000	344,574
General Electric Capital Corp., 5.5%, 1/08/20	710,000	805,313
General Electric Capital Corp., 3.1%, 1/09/23	508,000	510,203
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	888,191
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	287,580

		$3,780,561
Food & Beverages - 2.4%
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	$101,000	$105,949
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	1,190,000	1,200,041
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,362,372
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	804,202
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	670,842
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	934,681
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	580,429
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	475,346
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	347,466
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,081,042

		$7,562,370
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/25	$1,460,000	$1,485,156
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	792,000	787,859

		$2,273,015
Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$1,360,000	$1,494,503

Industrial - 0.1%
Johns Hopkins University, 5.25%, 7/01/19	$145,000	$161,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 1.8%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$1,065,000	$1,034,830
American International Group, Inc., 3.75%, 7/10/25		1,461,000	1,460,895
Principal Financial Group, Inc., 8.875%, 5/15/19		650,000	798,265
Unum Group, 7.125%, 9/30/16		945,000	1,004,073
Unum Group, 4%, 3/15/24		1,384,000	1,413,993

			$5,712,056
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/25		$1,479,000	$1,507,261

Insurance - Property & Casualty - 1.4%
Aon Corp., 3.5%, 9/30/15		$760,000	$763,173
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		370,000	418,706
CNA Financial Corp., 5.875%, 8/15/20		990,000	1,125,842
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		757,000	824,379
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		1,095,000	1,125,113

			$4,257,213
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16		$965,000	$991,325

International Market Sovereign - 14.3%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	380,000	$539,163
Federal Republic of Germany, 3.25%, 7/04/21	EUR	291,000	378,811
Federal Republic of Germany, 1.75%, 2/15/24	EUR	383,000	466,382
Federal Republic of Germany, 6.25%, 1/04/30	EUR	666,000	1,260,876
Government of Australia, 5.75%, 5/15/21	AUD	1,322,000	1,147,780
Government of Canada, 4.25%, 6/01/18	CAD	368,000	311,848
Government of Canada, 3.25%, 6/01/21	CAD	723,000	626,639
Government of Canada, 5.75%, 6/01/33	CAD	213,000	254,660
Government of Canada, 4%, 6/01/41	CAD	121,000	126,732
Government of Japan, 1.8%, 3/20/43	JPY	59,000,000	521,186
Government of Japan, 1.1%, 6/20/20	JPY	223,000,000	1,886,688
Government of Japan, 0.8%, 6/20/23	JPY	96,000,000	807,412
Government of Japan, 2.1%, 9/20/24	JPY	211,000,000	1,969,322
Government of Japan, 2.2%, 9/20/27	JPY	187,300,000	1,799,779
Government of Japan, 1.5%, 3/20/34	JPY	92,000,000	794,896
Government of Japan, 2.4%, 3/20/37	JPY	177,200,000	1,739,687
Government of New Zealand, 5.5%, 4/15/23	NZD	1,065,000	821,874
Kingdom of Belgium, 4.25%, 9/28/21	EUR	568,000	773,072
Kingdom of Belgium, 2.6%, 6/22/24	EUR	1,105,000	1,403,222
Kingdom of Denmark, 3%, 11/15/21	DKK	1,955,000	336,043
Kingdom of Denmark, 1.5%, 11/15/23	DKK	1,631,000	257,615
Kingdom of Norway, 3.75%, 5/25/21	NOK	2,519,000	353,345
Kingdom of Norway, 3%, 3/14/24	NOK	2,568,000	353,143
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,504,000	2,100,553
Kingdom of Spain, 5.5%, 7/30/17	EUR	423,000	514,110
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,635,000	2,079,170
Kingdom of Sweden, 5%, 12/01/20	SEK	2,660,000	388,130
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,825,000	255,785
Kingdom of the Netherlands, 2%, 7/15/24	EUR	495,000	605,754
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	458,000	768,658
Republic of Austria, 1.75%, 10/20/23	EUR	862,000	1,033,124
Republic of France, 6%, 10/25/25	EUR	929,000	1,525,467
Republic of France, 4.75%, 4/25/35	EUR	1,153,000	1,940,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Iceland, 4.875%, 6/16/16 (n)		$593,000	$608,250
Republic of Iceland, 5.875%, 5/11/22 (n)		113,000	128,535
Republic of Ireland, 4.5%, 4/18/20	EUR	115,000	150,794
Republic of Ireland, 5.4%, 3/13/25	EUR	134,000	202,567
Republic of Italy, 5.5%, 9/01/22	EUR	1,494,000	2,096,944
Republic of Italy, 5.25%, 8/01/17	EUR	2,483,000	3,005,262
Republic of Italy, 3.75%, 3/01/21	EUR	3,035,000	3,831,500
United Kingdom Treasury, 8%, 6/07/21	GBP	254,000	540,894
United Kingdom Treasury, 2.25%, 9/07/23	GBP	590,000	951,825
United Kingdom Treasury, 4.25%, 12/07/27	GBP	694,000	1,336,166
United Kingdom Treasury, 4.25%, 3/07/36	GBP	559,000	1,121,027
United Kingdom Treasury, 3.25%, 1/22/44	GBP	440,000	782,309

			$44,897,642
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$588,000	$600,854
Baidu, Inc., 3.5%, 11/28/22		367,000	364,567

			$965,421
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$1,073,000	$1,150,105

Major Banks - 6.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$913,000	$949,664
Bank of America Corp., 6.5%, 8/01/16		1,305,000	1,370,394
Bank of America Corp., 4.125%, 1/22/24		1,371,000	1,418,516
Barclays Bank PLC, 2.5%, 2/20/19		860,000	870,088
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		760,000	845,214
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		1,160,000	1,281,800
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,213,000	1,389,023
Goldman Sachs Group, Inc., FRN, 0.953%, 5/22/17		1,000,000	999,807
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19		410,000	413,141
ING Bank N.V., 3.75%, 3/07/17 (n)		1,233,000	1,277,817
ING Bank N.V., 5.8%, 9/25/23 (n)		1,344,000	1,469,672
JPMorgan Chase & Co., 2.2%, 10/22/19		1,080,000	1,078,251
JPMorgan Chase & Co., 4.625%, 5/10/21		870,000	946,623
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		400,000	436,562
Morgan Stanley, 7.3%, 5/13/19		250,000	294,080
Morgan Stanley, 5.625%, 9/23/19		420,000	470,557
Morgan Stanley, 3.7%, 10/23/24		1,993,000	1,995,768
Morgan Stanley, FRN, 1.532%, 2/25/16		1,400,000	1,405,806
Royal Bank of Scotland Group PLC, 6%, 12/19/23		1,611,000	1,726,815
Royal Bank of Scotland PLC, 2.55%, 9/18/15		471,000	471,796

			$21,111,394
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 4.685%, 12/15/44		$793,000	$787,032
Laboratory Corp. of America Holdings, 2.625%, 2/01/20		640,000	637,157

			$1,424,189
Metals & Mining - 1.6%
Barrick Gold Corp., 4.1%, 5/01/23		$1,360,000	$1,217,166
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18		500,000	466,250
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20		810,000	739,125
Glencore Funding LLC, 2.125%, 4/16/18 (n)		660,000	650,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	$1,170,000	$1,170,159
Kinross Gold Corp., 5.95%, 3/15/24	924,000	831,407

		$5,074,990
Midstream - 2.5%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$1,162,000	$1,139,090
Energy Transfer Partners LP, 4.05%, 3/15/25	1,449,000	1,349,062
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	953,771
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	1,059,967
ONEOK Partners LP, 3.2%, 9/15/18	510,000	516,837
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	803,117
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	422,570
Williams Cos., Inc., 3.7%, 1/15/23	279,000	251,808
Williams Cos., Inc., 4.55%, 6/24/24	1,305,000	1,235,151

		$7,731,373
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$388,531	$420,317
Fannie Mae, 6.5%, 5/01/31	42,368	49,849
Fannie Mae, 6%, 11/01/34 (f)	398,928	455,764
Freddie Mac, 4.224%, 3/25/20	818,658	898,214

		$1,824,144
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,015,000	$1,023,516

Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$462,000	$463,145

Network & Telecom - 1.5%
AT&T, Inc., 2.45%, 6/30/20	$1,450,000	$1,426,271
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,109,828
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,583,791
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	610,000	609,488

		$4,729,378
Oil Services - 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23 (n)	$484,366	$312,416
Transocean, Inc., 6%, 3/15/18	670,000	643,200

		$955,616
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$575,000	$564,956

Other Banks & Diversified Financials - 2.4%
Bancolombia S.A., 5.95%, 6/03/21	$398,000	$432,308
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	24,000	24,240
Citigroup, Inc., 8.5%, 5/22/19	919,000	1,120,640
Discover Bank, 3.1%, 6/04/20	360,000	361,784
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	645,000	853,013
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	421,643
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,028,779
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	1,941,000	1,912,793
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	735,555
Macquarie Bank Ltd., 5%, 2/22/17 (n)	769,000	809,389

		$7,700,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 0.8%
AbbVie, Inc., 3.2%, 11/06/22	$1,370,000	$1,358,428
Actavis Funding SCS, 4.75%, 3/15/45	835,000	787,305
Hospira, Inc., 6.05%, 3/30/17	490,000	526,085

		$2,671,818
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$815,919

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$847,855

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/21	$806,000	$888,461
Health Care REIT, Inc., 2.25%, 3/15/18	312,000	313,733

		$1,202,194
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$420,000	$441,439
Vornado Realty LP, REIT, 2.5%, 6/30/19	664,000	663,821

		$1,105,260
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$191,000	$223,333

Retailers - 0.9%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$865,000	$871,465
Dollar General Corp., 3.25%, 4/15/23	808,000	773,136
Gap, Inc., 5.95%, 4/12/21	1,118,000	1,255,544

		$2,900,145
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,117,105

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,000,000	$998,000
Corporacion Andina de Fomento, 4.375%, 6/15/22	1,290,000	1,398,102

		$2,396,102
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 4.7%, 3/15/22	$732,000	$767,839
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	838,000	934,156
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	297,830
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	440,000	427,900
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	181,905
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,061,000	1,062,579

		$3,672,209
Tobacco - 1.9%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$288,585
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (z)	959,000	953,562
Reynolds American, Inc., 8.125%, 6/23/19 (z)	640,000	762,111
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,133,382
Reynolds American, Inc., 6.875%, 5/01/20 (z)	480,000	556,373
Reynolds American, Inc., 5.85%, 8/15/45	2,000,000	2,150,524

		$5,844,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.7%
ERAC USA, Finance LLC, 6.375%, 10/15/17 (n)	$930,000	$1,021,367
Ttx Co., 2.6%, 6/15/20 (n)	1,290,000	1,293,906

		$2,315,273
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$238,096	$243,404

Utilities - Electric Power - 1.7%
CMS Energy Corp., 5.05%, 3/15/22	$608,000	$669,352
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	1,004,993
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	396,872
Exelon Generation Co. LLC, 4.25%, 6/15/22	814,000	836,612
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	978,328
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,231,056
Waterford 3 Funding Corp., 8.09%, 1/02/17	191,187	191,165

		$5,308,378
Total Bonds		$202,141,666

Underlying Affiliated Funds - 34.5%
MFS High Yield Pooled Portfolio (v)	11,621,192	$108,425,719

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,853,206	$2,853,206
Total Investments		$313,420,591

Other Assets, Less Liabilities - 0.3%		1,104,600
Net Assets - 100.0%		$314,525,191

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,592,298, representing 16.7% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40	3/01/06	$374,514	$232,303
Falcon Franchise Loan LLC, FRN, 6.948%, 1/05/23	1/18/02	9,121	32,867
Falcon Franchise Loan LLC, FRN, 28.778%, 1/05/25	1/29/03	7,801	26,152
Imperial Tobacco Finance PLC, 3.75%, 7/21/22	7/15/15	943,570	953,562
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39	7/20/04	164,043	11,495
Reynolds American, Inc., 8.125%, 6/23/19	6/18/09-8/16/12	690,870	762,111
Reynolds American, Inc., 6.875%, 5/01/20	4/07/10	479,733	556,373
Total Restricted Securities			$2,574,863
% of Net assets			0.8%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,536,219	10/09/15	$1,135,412	$1,118,802	$16,610
SELL	CAD	Merrill Lynch International Bank	1,796,608	10/09/15	1,417,815	1,373,133	44,682
SELL	DKK	Goldman Sachs International	4,090,514	10/09/15	607,695	602,949	4,746
SELL	JPY	Credit Suisse Group	219,033,040	10/09/15	1,790,436	1,769,028	21,408
SELL	JPY	Deutsche Bank AG	219,033,039	10/09/15	1,790,349	1,769,028	21,321
SELL	NZD	Westpac Banking Corp.	1,861,984	10/09/15	1,229,729	1,222,475	7,254
SELL	SEK	Goldman Sachs International	5,068,518	10/09/15	593,705	588,318	5,387

							$121,408

Liability Derivatives
SELL	EUR	UBS AG	17,942,674	10/09/15	$19,634,650	$19,724,058	$(89,408)
SELL	GBP	Barclays Bank PLC	1,524,904	10/09/15	2,370,592	2,380,257	(9,665)
SELL	GBP	Merrill Lynch International Bank	1,524,904	10/09/15	2,373,183	2,380,257	(7,074)
SELL	NOK	Goldman Sachs International	5,935,920	10/09/15	720,991	725,602	(4,611)
BUY	NZD	Goldman Sachs International	631,761	10/09/15	417,202	414,779	(2,423)

							$(113,181)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	166	$21,154,625	September - 2015	$(55,916)

At July 31, 2015, the fund had liquid securities with an aggregate value of $285,838 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$243,404	$—	$243,404
Non-U.S. Sovereign Debt	—	56,759,988	—	56,759,988
U.S. Corporate Bonds	—	97,572,832	—	97,572,832
Residential Mortgage-Backed Securities	—	1,824,144	—	1,824,144
Commercial Mortgage-Backed Securities	—	3,279,168	—	3,279,168
Asset-Backed Securities (including CDOs)	—	2,818,881	—	2,818,881
Foreign Bonds	—	39,643,249	—	39,643,249
Mutual Funds	111,278,925	—	—	111,278,925
Total Investments	$111,278,925	$202,141,666	$—	$313,420,591

Other Financial Instruments
Futures Contracts	$(55,916)	$—	$—	$(55,916)
Forward Foreign Currency Exchange Contracts	—	8,227	—	8,227

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$321,704,806
Gross unrealized appreciation	5,497,377
Gross unrealized depreciation	(13,781,592)
Net unrealized appreciation (depreciation)	$(8,284,215)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,538,893	930,083	(847,784)	11,621,192
MFS Institutional Money Market Portfolio	6,767,719	51,469,252	(55,383,765)	2,853,206

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$446,672	$778,920	$5,237,136	$108,425,719
MFS Institutional Money Market Portfolio	—	—	4,582	2,853,206

Total	$446,672	$778,920	$5,241,718	$111,278,925

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	64.0%
United Kingdom	4.7%
Italy	4.7%
Japan	3.0%
Canada	2.7%
Netherlands	2.5%
France	1.7%
Germany	1.7%
Spain	1.6%
Other Countries	13.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.